PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	$ 100,975	$ 95,734
Less: Accumulated depreciation	(43,752)	(34,135)
Less: Provision for impairment	(34,390)	(34,390)
Property and equipment, net	22,833	27,209
Machinery and Equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	93,928	79,941
Electronics and office equipments
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	469	485
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	1,029	901
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	$ 5,549	5,704
Construction in Progress
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost		$ 8,703